This filing lists securities holdings reported on the Form 13F filed on August 14, 2003 pursuant to a request for confidential treatment and for which that request was denied on February 5, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ x ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Managing Member
Phone:     (818)456-5220

Signature, Place, and Date of Signing:

     /s/  Michael Kao   Woodland Hills, CA     February 13, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $253,073 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 NOTE  4.750% 2/0 023135AF3    18925 20000000 PRN      DEFINED 01           20000000        0        0
AMAZON COM INC                 COM              023135106     9116   251000 SH  Put  DEFINED 01             251000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     3114   150000 SH  Call DEFINED 01             150000        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109      208    10000 SH       DEFINED 01              10000        0        0
CARNIVAL CORP                  NOTE        10/2 143658AS1     8016 12500000 PRN      DEFINED 01           12500000        0        0
CARNIVAL CORP                  NOTE        10/2 143658AS1     8016 12500000 PRN      DEFINED 01           12500000        0        0
CEPHALON INC                   NOTE  2.500%12/1 156708AE9     6013  6500000 PRN      DEFINED 01            6500000        0        0
COMCAST HOLDINGS CORP          ZONES CV2% PCS   200300507     3150   100000 SH       DEFINED 01             100000        0        0
CONTINENTAL AIRLS INC          NOTE  4.500% 2/0 210795PD6     2427  3000000 PRN      DEFINED 01            3000000        0        0
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109     2250    65000 SH       DEFINED 01              65000        0        0
ECHOSTAR COMMUNICATIONS NEW    NOTE  4.875% 1/0 278762AD1    40268 40000000 PRN      DEFINED 01           40000000        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857     1225    50000 SH  Put  DEFINED 01              50000        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857     3675   150000 SH  Call DEFINED 01             150000        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857      490    20000 SH       DEFINED 01              20000        0        0
GENERAL MTRS CORP              COM              370442105     2644    73450 SH       DEFINED 01              73450        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733    45218  2025000 SH       DEFINED 01            2025000        0        0
GENERAL MTRS CORP              CL H NEW         370442832     4163   325000 SH       DEFINED 01             325000        0        0
ISIS PHARMACEUTICALS INC       COM              464330109       75    13960 SH       DEFINED 01              13960        0        0
ISIS PHARMACEUTICALS INC DEL   NOTE  5.500% 5/0 464337AC8     2023  2500000 PRN      DEFINED 01            2500000        0        0
KERR MCGEE CORP                COM              492386107      730    16300 SH       DEFINED 01              16300        0        0
KERR MCGEE CORP                SDCV  5.250% 2/1 492386AP2    10838 10000000 PRN      DEFINED 01           10000000        0        0
LIBERTY MEDIA CORP             DEB   4.000%11/1 530715AG6    13050 20000000 PRN      DEFINED 01           20000000        0        0
LUCENT TECHNOLOGIES INC        COM              549463107      524   258000 SH       DEFINED 01             258000        0        0
NASDAQ 100 TR                  UNIT SER 1       631100104     1198   400000 SH  Put  DEFINED 01             400000        0        0
NATIONAL AUSTRALIA BK LTD      SPONSORED ADR    632525408      898     8000 SH       DEFINED 01               8000        0        0
PACIFICARE HEALTH SYS DEL      COM              695112102     4933   100000 SH  Put  DEFINED 01             100000        0        0
PROVINCE HEALTHCARE CO         NOTE  4.250%10/1 743977AE0     4563  5000000 PRN      DEFINED 01            5000000        0        0
RADIO ONE INC                  CL D NON VTG     75040P405     1711    96517 SH       DEFINED 01              96517        0        0
SANMINA SCI CORP               NOTE  4.250% 5/0 800907AB3     4997  5000000 PRN      DEFINED 01            5000000        0        0
SPRINT CORP                    PCS COM SER 1    852061506      978   170000 SH       DEFINED 01             170000        0        0
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203     5718   200000 SH  Put  DEFINED 01             200000        0        0
STARWOOD HOTELS&RESORTS WRLD   NOTE         5/2 85590AAG9     9711 17500000 PRN      DEFINED 01           17500000        0        0
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203      286    10000 SH       DEFINED 01              10000        0        0
TENET HEALTHCARE CORP          COM              88033G100      583    50000 SH  Call DEFINED 01              50000        0        0
TYCO INTL LTD NEW              COM              902124106     1898   100000 SH  Call DEFINED 01             100000        0        0
XEROX CORP                     COM              984121103     1147   108300 SH       DEFINED 01             108300        0        0
XL CAP LTD                     CL A             G98255105     8300   100000 SH  Put  DEFINED 01             100000        0        0
XL CAP LTD                     DBCV         5/2 98372PAB4    18915 29700000 PRN      DEFINED 01           29700000        0        0
XL CAP LTD                     CL A             G98255105     1079    13000 SH       DEFINED 01              13000        0        0